Mining interests - Acquisition of Sabina - Narrative (Details) $ in Thousands			12 Months Ended
	Apr. 20, 2023 USD ($)	Apr. 19, 2023 USD ($) $ / $ shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 19, 2023 $ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Payment to extinguishment of debt	$ 112,000		$ 0	$ 111,819
Gold stream obligation
Disclosure of detailed information about property, plant and equipment [line items]
Payment to extinguishment of debt	46,000
Gold metal off take agreement
Disclosure of detailed information about property, plant and equipment [line items]
Payment to extinguishment of debt	63,000
Senior secured debt facility
Disclosure of detailed information about property, plant and equipment [line items]
Payment to extinguishment of debt	2,000
Gold prepay facility
Disclosure of detailed information about property, plant and equipment [line items]
Payment to extinguishment of debt	1,000
Prepaid gold sales	$ 75,000
Sabina Gold & Silver Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired		100.00%
Purchase price		$ 937,122
Fair value of shares issued		$ 925,375
Shares issued (in shares) | shares		216,451,555
Share price (in CAD per share) | $ / shares					$ 5.72
Foreign exchange rate used in calculation cost of acquisition | $ / $		1.3379
Fair value of B2Gold replacement stock options		$ 5,075
Replacement stock, equivalent stock options for B2Gold common shares | shares		3,000,000
Transaction costs		$ 6,672